Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilties and Other and Other Long-Term Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	September 30, 2021	December 31, 2020
	$	$
Accrued liabilities
Voyage and vessel expenses	95,996	140,029
Interest and distributions	31,552	31,765
Payroll and related liabilities	44,561	37,349
Deferred revenues – current	21,076	34,461
Current portion of derivative liabilities (note 10)	27,651	58,186
Office lease liability – current	2,446	1,607
Loans from equity-accounted investments	6,057	16,689
Asset retirement obligation – current	3,180	12,000
	232,519	332,086

Other Noncurrent Liabilities [Table Text Block]
Other Long-Term Liabilities

	September 30, 2021	December 31, 2020
	$	$
Deferred revenues	21,966	23,732
Guarantee liabilities	10,279	11,818
Asset retirement obligation	7,590	37,996
Pension liabilities	10,365	9,172
Derivative liabilities (note 10)	25,911	33,566
Unrecognized tax benefits (note 12)	71,198	70,738
Office lease liability – long-term	10,512	9,396
Other	1,471	1,689
	159,292	198,107